Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue by Major Revenue Stream	For the six months ended March 31, 2023 and 2022, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:
	For the six months ended March 31,
	2023	2022
Category of Revenue:
Tutorial service revenue	$3,017,545	$6,383,764
Logistic, consulting services and others	509,053	821,804
Total	$3,526,598	$7,205,568
	For the six months ended March 31,
	2023	2022
Timing of Revenue Recognition:
Services transferred over time	$3,317,594	$6,910,842
Goods transferred at a point in time	209,004	294,726
Total	$3,526,598	$7,205,568

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	For the six months ended March 31, 2023	For the six months ended March 31, 2022	September 30, 2022
Balance sheet items, except for equity accounts	US$1=RMB 6.8676	US$1=RMB 6.3431	US$1=RMB 7.1135
Items in the statements of income and cash flows	US$1=RMB 6.9761	US$1=RMB 6.3712	US$1=RMB 6.5332